Indemnification assets (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Summary of Indemnification Assets
The preliminary assessment of the fair values of assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid was as follows:

April 21, 2018
€m
Assets:
Intangible Assets	158.3
Property, plant and equipment	33.2
Current assets	7.2
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.1
Deferred tax liabilities	22.8
Total liabilities	53.9

Total identifiable net assets acquired	156.4

Cash consideration	237.9
Cash and cash equivalents acquired	(0.1)
Net consideration transferred	237.8

Total identifiable net assets acquired	(156.4)

Goodwill	81.4

	June 30, 2018	December 31, 2017
	€m	€m
Related to the Iglo acquisition at start of the period	—	2.1
Release of indemnified provision	—	(2.1)
Related to Iglo acquisition at end of the period	—	—
Related to the Findus acquisition at start of the period	73.8	63.4
Remeasurement of indemnification assets	—	10.4
Related to Findus acquisition at end of the period	73.8	73.8
Related to the Goodfella’s Pizza acquisition at start of the period	—	—
Recognized on acquisition of Goodfella’s Pizza	5.9	—
Related to Goodfella’s Pizza acquisition at end of the period	5.9	—
Total indemnification assets	79.7	73.8